Equity - Capital Surplus (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Disclosure of reserves within equity [line items]
Total equity	$ 123,713	$ 183,032	[1]	$ 217,918	$ 224,169
Capital Surplus
Disclosure of reserves within equity [line items]
Total equity	132,993	127,956	[1]	$ 430,616	$ 430,616
Issuance of ordinary shares
Disclosure of reserves within equity [line items]
Total equity	125,747	125,747
Expired share option
Disclosure of reserves within equity [line items]
Total equity	2,209	2,209
Employee restricted shares
Disclosure of reserves within equity [line items]
Total equity	$ 5,037	$ 0

[1]	Prior period results have been retroactively adjusted to reflect the 1:0.8752888353 share subdivision effected on April 4, 2022. Refer to Note 19 for details.